RBC BlueBay Short Duration Fixed Income Fund N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RBC FUNDS TRUST
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 28, 2025